UNITES STATES
                SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended _June 30, 2002___________ (Please read instructions before preparing form.)

If amended report check here X

_________Parnassus Investments______________________________
Name of Institutional Investment Manager

_____One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105__________
          ----------------------------------------------------------------
Business Address      (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President_____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___14_ dav of___ __August ___, 2002

                                               ____Parnassus Investments_______
                   (Name of Institutional Investment Manager)

          (Manual Signature of Person Duly Authorized to Submit This Report)

This is just to amend the year from 2001 to 2002.

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Item 1: Name of Issuer        Item 2:         Item 3:      Item 4:     Item 5: SharesItem 6:         Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number Fair Market of Principal  Investment      Managers     Authority
                                                           Value       Amount        Discretion                   (Shares)
                                                                                     (a) Sole (b)(c)      (a) Sole    (b)     (c)
Agilent Technologies, Inc.     Common Stock    00846U101      237        10,000          X                           10,000
Applied Biosystems Group       Common Stock    038020103      487        25,000          X                           25,000
Ambac Financial Group, Inc.    Common Stock    023139108     1,008       15,000          X                           15,000
Adaptec, Inc.                  Common Stock    00651F108      552        70,000          X                           70,000
Autodesk, Inc.                 Common Stock    052769106     7,023       530,000         X                          530,000
Agere Systems, Inc.            Common Stock    00845V100     6,055      4,325,000        X                         4,325,000
American International Group   Common Stock    026874107     26,951      395,000         X                          395,000
Inc.
Arthur J. Gallagher & Co.      Common Stock    363576109     7,450       215,000         X                          215,000
Advanced Micro Devices, Inc.   Common Stock    007903107      340        35,000          X                           35,000
Amgen, Inc.                    Common Stock    031162100      419        10,000          X                           10,000
AGL Resources, Inc.            Common Stock    001204106     3,376       145,500         X                          145,500
American Express Company       Common Stock    025816109     9,988       275,000         X                          275,000
Becton Dickinson & Company     Common Stock    075887109     8,096       235,000         X                          235,000
Baldor Electric                Common Stock    057741100     2,749       109,100         X                          109,100
Building Materials Holding     Common Stock    120113105      431        30,000          X                           30,000
Corporation.
Banta Corp.                    Common Stock    066821109      898        25,000          X                           25,000
Cardinal Health, Inc.          Common Stock    14149Y108     14,738      240,000         X                          240,000
Golden State Bancorp           Common Stock    130214208     2,611       100,000         X                          100,000
Preferred
Ciena Corporation              Common Stock    171779101     9,616      2,295,000        X                         2,295,000
Cisco Systems Inc.             Common Stock    17275R102     15,066     1,080,000        X                         1,080,000
Convergys Corporation          Common Stock    212485106      292        15,000          X                           15,000
Deluxe Corporation             Common Stock    248019101      389        10,000          X                           10,000
Genentech, Inc.                Common Stock    368710406     15,578      465,000         X                          465,000
Electronics for Imaging, Inc.  Common Stock    286082102     1,015       63,800          X                           63,800
Energen Corporation            Common Stock    29265N108     1,650       60,000          X                           60,000
FEI Company                    Common Stock    30241L109      490        20,000          X                           20,000
Federal National Mortgage      Common Stock    313586109     1,475       20,000          X                           20,000
Assoc.
Federal Home Loan Mortgage     Common Stock    313400301      918        15,000          X                           15,000
Guidant  Corporation           Common Stock    401698105      302        10,000          X                           10,000
Golden West Financial          Common Stock    381317106      688        10,000          X                           10,000
Corporation
General Mills Inc.             Common Stock    370334104      441        10,000          X                           10,000
Corning, Inc.                  Common Stock    219350105     7,846      2,210,000        X                         2,210,000
Gap, Inc.                      Common Stock    364760108     8,520       600,000         X                          600,000
Hewlett-Packard Company        Common Stock    428236103     2,903       190,000         X                          190,000
International Business         Common Stock    459200101      216         3,000          X                           3,000
Machines Corp.
Idacorp Inc.                   Common Stock    451107106     2,078       75,000          X                           75,000
Intel Corporation              Common Stock    458140100     14,799      810,000         X                          810,000
JDS Uniphase Corporation       Common Stock    46612J101     3,026      1,125,000        X                         1,125,000
Johnson & Johnson              Common Stock    478160104     3,136       60,000          X                           60,000
Juniper Networks, Inc.         Common Stock    48203R104     1,978       350,000         X                          350,000
KeySpan Corporation            Common Stock    49337W100     12,048      320,000         X                          320,000
Eli Lilly & Co.                Common Stock    532457108     14,100      250,000         X                          250,000
LSI Logic Corporation          Common Stock    502161102     4,463       510,000         X                          510,000
McKesson Corporation           Common Stock    8155Q1103     7,685       235,000         X                          235,000
MedImmune, Inc.                Common Stock    584699102     2,666       101,000         X                          101,000
Mentor Graphics Corporation    Common Stock    587200106     7,323       515,000         X                          515,000
MetLife, Inc.                  Common Stock    59156R108     8,208       285,000         X                          285,000
McGraw-Hill Company            Common Stock    580645109     2,388       40,000          X                           40,000
Merck & Company, Inc.          Common Stock    589331107     11,647      230,000         X                          230,000
Micron Technology, Inc.        Common Stock    595112103      222        11,000          X                           11,000
Mylan Laboratories             Common Stock    628530107      941        30,000          X                           30,000
Northwest Natural Gas Company  Common Stock    667655104     3,306       115,000         X                          115,000
ONEOK, Inc.                    Common Stock    682680103      549        25,000          X                           25,000
ONYX Software Corporation      Common Stock    683402101     2,518       745,000         X                          745,000
Pfizer Inc.                    Common Stock    717081103     1,575       45,000          X                           45,000
People's Energy Corporation    Common Stock    711030106     7,839       215,000         X                          215,000
Redback Networks, Inc.         Common Stock    757209101     13,694     7,650,000        X                         7,650,000
RadiSys Corporation            Common Stock    750459109     2,687       231,000         X                          231,000
IMS Health, Inc.               Common Stock    449934108     2,244       125,000         X                          125,000
SAFECO Corporation             Common Stock    786429100     12,047      390,000         X                          390,000
Schwab (Charles) Corporation   Common Stock    808513105     1,344       120,000         X                          120,000
Siebel Systems, Inc.           Common Stock    826170102     3,342       235,000         X                          235,000
Sara Lee                       Common Stock    803111103      206        10,000          X                           10,000
Solectron Corporation          Common Stock    834182107     9,164      1,490,000        X                         1,490,000
SonicWALL, Inc.                Common Stock    835470105     10,944     2,180,000        X                         2,180,000
St. Paul Companies, Inc.       Common Stock    792860108     6,811       175,000         X                          175,000
Safeway, Inc.                  Common Stock    786514208     12,844      440,000         X                          440,000
TranSwitch Corporation         Common Stock    894065101     1,472      2,300,000        X                         2,300,000
UGI Corporation                Common Stock    902681105     7,519       235,400         X                          235,400
Vitesse Semiconductor          Common Stock    928497106     9,006      2,850,000        X                         2,850,000
Corporation
WD-40 Company                  Common Stock    929236107      278        10,000          X                           10,000
Wells Fargo Company            Common Stock    949740104     5,757       115,000         X                          115,000
Washington Gas Light Company   Common Stock    938837101     2,720       105,000         X                          105,000
Washington Mutual, Inc.        Common Stock    939322103     9,295       250,478         X                          250,478
Watson Pharmaceuticals, Inc.   Common Stock    942683103     21,952      868,700         X                          868,700
Xilinx, Inc.                   Common Stock    983919101      247        11,000          X                           11,000
Adaptec Inc. Convertible        Convertible    00651FAC2     1,906      2,000,000        X                         2,000,000
                                   Bond
Ciena Coporation                Convertible    171779AA9     2,039      3,500,000        X                         3,500,000
                                   Bond
Corning, Inc.                   Convertible    219350AJ4     1,027      2,000,000        X                         2,000,000
                                   Bond
Juniper Networks                Convertible    48203RAA2     1,518      2,500,000        X                         2,500,000
                                   Bond
LSI Logic Convertible           Convertible    502161AE2     1,682      2,000,000        X                         2,000,000
                                   Bond
ONI Systems Corporation         Convertible    68273FAA1      467        665,000         X                          665,000
                                   Bond
Quantum Corporation             Convertible    747906AC9      929       1,000,000        X                         1,000,000
Convertible                        Bond
Radisys Corporation             Convertible    750459AB5      828       1,000,000        X                         1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible    757209AB7     8,004      16,000,000       X                         16,000,000
                                   Bond
Transwitch Corp. Convertible    Convertible    894065AB9      246        416,000         X                          416,000
Bond                               Bond
Vitesse Semiconductor           Convertible    928497AB2     2,433      3,250,000        X                         3,250,000
                                   Bond
                                        GRAND TOTALS        $427,961


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